COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities, and Contingent Assets [Abstract]
Summary of commitments
Commitments – The Company’s unconditional purchase commitments are as follows:

(in millions)	June 30, 2022	December 31, 2021
Contracts for capital expenditures	$4,249	$2,995
Contracts for operating expenditures	3,553	3,405
	$7,802	$6,400
Due within the next 12 months	$4,636	$3,543